Document and Entity Information	Mar. 17, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 17, 2022
Entity Registrant Name	Nkarta, Inc.
Entity Central Index Key	0001787400
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity File Number	001-39370
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-4515206
Entity Address, Address Line One	6000 Shoreline Court
Entity Address, Address Line Two	Suite 102
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	415
Local Phone Number	582-4923
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	NKTX
Security Exchange Name	NASDAQ